Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 6,056	$ 11,584
Goods in transit	1,443	4,643
Work in process	155	1,088
Finished goods	917	413
Inventories, gross	8,570	17,728
Less: provision	(1,782)	(918)
Inventories, net	$ 6,788	$ 16,810